VARIABLE INTEREST ENTITY (“VIE”) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF VARIABLE INTEREST ENTITY

The carrying amount of the VIE’s assets and liabilities were as follows:

	As of
	March 31, 2023	December 31, 2022

Current assets	$3,337	$3,350
Current liabilities	(43,655)	(43,512)
Net deficit	$(40,318)	$(40,162)

	As of
	March 31, 2023	December 31, 2022

Current assets:
Cash	$1,560	$1,609
Prepaid taxes	1,736	1,741
Prepayments and deposits	41	-
Total current assets	$3,337	$3,350

Current liabilities:
Accounts payable – intercompany	$42,297	$42,422
Other payables and accrued liabilities	1,358	1,090
Total current liabilities	$43,655	$43,512

Net deficit	$(40,318)	$(40,162)

The summarized operating results of the VIE’s are as follows:

	For the three months ended March 31,
	2023	2022
Operating revenues	$-	$-
Gross profit	$-	$-
Loss from operations	$(278)	$(4,942)
Net loss	$(278)	$(4,942)

The carrying amount of the VIE’s assets and liabilities were as follows:

	As of December 31,
	2022	2021

Current assets	$3,350	$18,850
Current liabilities	(43,512)	(51,272)
Net deficit	$(40,162)	$(32,422)

	As of December 31,
	2022	2021

Current assets:
Cash	$1,609	$17,493
Prepaid taxes	1,741	1,357
Total current assets	$3,350	$18,850

Current liabilities:
Accounts payable – intercompany	$42,422	$49,724
Other payables and accrued liabilities	1,090	1,548
Total current liabilities	$43,512	$51,272

Net deficit	$(40,162)	$(32,422)

The summarized operating results of the VIE’s are as follows:

	For the years ended December 31,
	2022	2021

Operating revenues	$-	$-
Gross profit	$-	$-
Loss from operations	$(9,432)	$(21,966)
Net loss	$(9,432)	$(27,966)